Schedule of Cost of Revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Cost of referral partners	¥ 2,747,988	¥ 3,199,118	¥ 3,017,871
Service fee paid to third-party payment platforms	89,110	101,748	129,453
Salary and welfare benefits	3,720	6,828	7,790
Tax and surcharges and others	5,750	3,106	2,454
Amortization and depreciation	2,100	2,100	2,100
Cloud service fees	819	1,477	1,525
Total	¥ 2,849,487	¥ 3,314,377	¥ 3,161,193